Regulatory Matters and Capital Adequacy (Details Textuals) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Regulatory Matters And Capital Adequacy [Abstract]
Restricted net assets of subsidiaries	$ 9.4
American Express Centurion Bank [Member]
Regulatory Matters And Capital Adequacy [Abstract]
Dividends paid from retained earnings to its parent company	2.0	1.5
Retained Earnings Available For Payment Of Dividends	4.7	4.6
American Express Bank, FSB [Member]
Regulatory Matters And Capital Adequacy [Abstract]
Dividends paid from retained earnings to its parent company	1.5	0.6
Retained Earnings Available For Payment Of Dividends	$ 4.7	$ 4.6